Net defined benefit assets (liability) - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	0.50%	0.50%	0.50%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	6.70%	5.90%	2.90%
Compensation - salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption rate	4.00%	4.00%	4.00%
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Demographic assumptions, Mortality	Panama expirence
Termination
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Demographic assumptions, Mortality	2003 SoA pension plan
Males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	62 years	62 years	62 years
Females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retirement age	57 years	57 years	57 years